Investor A C Institutional And Class R [Member] Investment Objectives and Goals - Investor A, C, Institutional and Class R - BLACKROCK LARGE CAP FOCUS VALUE FUND, INC.	Jun. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund OverviewKey Facts About BlackRock Large Cap Focus Value Fund, Inc.
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of BlackRock Large Cap Focus Value Fund, Inc. (the “Fund”) is to seek capital appreciationand,
Objective, Secondary [Text Block]	secondarily, income by investing in securities, primarily equity securities, that management of the Fund believesare undervalued and therefore represent basic investment value.